Fair Value of Financial Instruments (Details) - Level III - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for investment	$ 147,247	$ 91,879
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for investment	$ 146,400	$ 91,879